INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 111,990,145	$ 78,759,610	$ 39,052,925
Business combination	4,031,412	11,182,602
Purchases of the year	249,648,267	233,471,036	229,990,487
Production costs	24,672,636	23,227,844	15,756,739
Foreign currency translation	(1,206,764)	806,106	2,323,554
Subtotal	389,135,696	347,447,198	287,123,705
Inventories as of the end of the year	110,913,884	111,990,145	78,759,610
Cost of sales	$ 278,221,812	$ 235,457,053	$ 208,364,095